MFS® INVESTMENT MANAGEMENT

500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116

(617) 954-5000

May 17, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                         Registration Statement on Form N-14 by MFS® Series Trust II

Ladies and Gentlemen:

Enclosed for filing pursuant to (1) the Securities Act of 1933, as amended, (ii) General Instruction B to Form N-14 and (iii) Item 101 of Regulation S-T, is a Registration Statement on Form N-14 (the “Registration Statement”) including the proxy statement/prospectus, statement of additional information, other information and exhibits.  No filing fee is required pursuant to General Instruction B of Form N-14.

The purpose of the Registration Statement is to effect a reorganization of MFS Core Growth Fund (“Core Growth Fund”), a series of MFS Series Trust I, with MFS Growth Fund (“Growth Fund”), a series of MFS Series Trust II, pursuant to which Growth Fund will acquire all of the assets and liabilities of the Core Growth Fund (the “Reorganization”).  The Registration Statement includes a shareholder letter, notice of meeting, combined Prospectus/Proxy Statement, and forms of voting instructions card and proxy which are proposed to be used by the MFS Core Growth Fund in connection with the Core Growth Fund’s Special Meeting of Shareholders expected to be held on August 11, 2011.  It is intended that definitive proxy materials be mailed to shareholders of the Core Growth Fund on or around June 30, 2011.

If you have any questions or comments concerning the foregoing or the enclosed, please call the undersigned at (617) 954-5843 or Susan Pereira at (617) 954-4340.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn
Enclosures